Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents		$ 184,856	$ 532,605
Restricted cash		251,932	792,204
Accounts receivable, net		13,582,352	12,037,136
Accounts receivable, related parties		3,178,800	1,314,332
Inventories		9,725,561	8,836,815
Advance to suppliers		6,205,921	9,437,740
Advance to suppliers, related parties		1,284,785	0
Other receivables		153,832	139,505
Other receivables, related parties		14,300	0
Short-term investment		4,537,044	0
Other current assets		4,244,137
Total current assets		43,363,520	33,090,337
Property, plant and equipment, net		7,102,555	2,157,214
Intangible assets, net		2,678,447	61,972
Right-of-use assets		6,032,330	6,457,903
Deferred tax assets		78,033	100,994
Long-term investment		193,453	410,998
Other non-current assets		0	3,753,785
TOTAL ASSETS		59,448,338	46,033,203
Current liabilities:
Short-term borrowings		8,293,890	1,055,828
Accounts payable		6,097,560	8,335,266
Accounts payable, related parties		132,136	0
Accrued expenses and other current liabilities		1,191,559	822,014
Advances from customers		1,573,763	628,067
Long-term loans – current portion		778,103	161,529
Tax payable		929,213	1,021,395
Total current liabilities:		20,773,112	15,534,264
Long-term loans		3,409,358	3,913,204
TOTAL LIABILITIES		24,182,470	19,447,468
COMMITMENTS AND CONTINGENCIES		0	0
Shareholders’ Equity:
Additional paid-in capital		27,837,444	18,641,264
Statutory reserve		1,244,717	1,123,204
Retained earnings		6,549,754	8,061,204
Accumulated other comprehensive loss		(385,736)	(1,244,996)
Total Shareholders’ equity		35,265,868	26,585,735
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		59,448,338	46,033,203
Related Party
Current liabilities:
Due to related parties		1,776,888	3,510,165
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	[1]	18,789	4,959
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	[1]	$ 900	$ 100

[1]	All share and per-share amounts related to the Company’s ordinary shares presented in the consolidated financial statements have been retroactively adjusted to reflect the 1-for-10 reverse stock split, or share consolidation, which became effective on April 20, 2026.